Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Basic EPS
Income	$ 1,109,000	$ 912,000	$ 769,000	$ 561,000	$ 444,000	$ 560,000	$ 621,000	$ 2,789,793	$ 1,624,949	$ 3,351,162	$ 1,944,896	$ 1,355,375
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	2,944,001		2,944,001
Per Share Amounts	$ 0.38	$ 0.31	$ 0.26	$ 0.19	$ 0.15	$ 0.19	$ 0.21	$ 0.95	$ 0.55	$ 1.14	$ 0.66	$ 0.46
Senior Convertible Debentures Income										301,766
Effect of Diluted Securities:
Senior Convertible Debentures										304,200
Senior Convertible Debentures (per Share)										$ (0.02)
Diluted EPS
Income										$ 3,652,928
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	3,248,201		2,944,001
Per Share Amounts	$ 0.38	$ 0.31	$ 0.26	$ 0.19	$ 0.15	$ 0.19	$ 0.21	$ 0.95	$ 0.55	$ 1.12	$ 0.66	$ 0.46
Weighted Average [Member]
Diluted EPS
Share Price	$ 11.37				$ 8.63			$ 11.37	$ 8.63	$ 11.37	$ 8.63	$ 9.53